SEGMENTED INFORMATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue
Metal sales	$ 5,148.8	$ 4,239.7
Cost of sales
Production cost of sales	2,197.1	2,054.4
Depreciation, depletion and amortization	1,147.5	986.8
Impairment (reversal) charge	(74.1)	38.9
Total cost of sales	3,270.5	3,080.1
Gross profit	1,878.3	1,159.6
Other operating (income) expense	14.0	64.5
Exploration and business development	197.8	185.0
General and administrative	126.2	108.7
Operating earnings	1,540.3	801.4
Other income (expense) - net	14.3	(27.3)
Finance income	18.2	40.5
Finance expense	(91.4)	(106.0)
Earnings before tax	1,481.4	708.6
Capital expenditures	1,246.1	1,332.9
Property, plant and equipment	7,968.6	7,963.2
Total assets	10,865.6	10,543.3
Operating income (loss) includes net reclamation expense	6.9	(19.2)
Great Bear
Cost of sales
Depreciation, depletion and amortization	0.5	0.5
Total cost of sales	0.5	0.5
Gross profit	(0.5)	(0.5)
Other operating (income) expense	6.2	0.3
Exploration and business development	37.1	49.1
Operating earnings	(43.8)	(49.9)
Capital expenditures	103.9	92.7
Property, plant and equipment	1,595.2	1,491.1
Total assets	1,596.4	1,498.4
Corporate and other
Revenue
Metal sales	2.6	4.8
Cost of sales
Production cost of sales	0.7	1.5
Depreciation, depletion and amortization	5.2	5.7
Total cost of sales	5.9	7.2
Gross profit	(3.3)	(2.4)
Other operating (income) expense	20.6	58.9
Exploration and business development	68.2	61.7
General and administrative	126.2	108.7
Operating earnings	(218.3)	(231.7)
Capital expenditures	12.8	2.6
Property, plant and equipment	463.1	455.1
Total assets	908.9	892.2
Maricunga
Revenue
Metal sales	2.6	4.8
Cost of sales
Other operating (income) expense	(22.0)
Operating earnings	(8.6)	0.4
Operating income (loss) includes net reclamation expense	(1.8)	29.1
Operating segments | Tasiast
Revenue
Metal sales	1,456.5	1,200.8
Cost of sales
Production cost of sales	415.4	406.8
Depreciation, depletion and amortization	357.1	244.4
Total cost of sales	772.5	651.2
Gross profit	684.0	549.6
Other operating (income) expense	(21.6)	(3.9)
Exploration and business development	9.6	3.9
Operating earnings	696.0	549.6
Capital expenditures	377.4	375.8
Property, plant and equipment	2,305.5	2,325.4
Total assets	3,059.0	3,081.6
Operating segments | Paracatu
Revenue
Metal sales	1,258.9	1,149.6
Cost of sales
Production cost of sales	548.6	538.6
Depreciation, depletion and amortization	189.3	186.6
Total cost of sales	737.9	725.2
Gross profit	521.0	424.4
Other operating (income) expense	7.5	11.3
Exploration and business development	7.9	5.6
Operating earnings	505.6	407.5
Capital expenditures	142.0	182.3
Property, plant and equipment	1,600.1	1,653.3
Total assets	2,028.1	1,972.8
Operating segments | La Coipa
Revenue
Metal sales	573.3	522.6
Cost of sales
Production cost of sales	231.3	182.8
Depreciation, depletion and amortization	118.3	187.8
Total cost of sales	349.6	370.6
Gross profit	223.7	152.0
Other operating (income) expense	9.6	(8.2)
Exploration and business development	3.3	13.0
Operating earnings	210.8	147.2
Capital expenditures	74.9	87.6
Property, plant and equipment	359.9	379.1
Total assets	511.1	519.7
Operating segments | Fort Knox
Revenue
Metal sales	912.5	557.9
Cost of sales
Production cost of sales	452.5	343.5
Depreciation, depletion and amortization	140.9	96.8
Impairment (reversal) charge		38.9
Total cost of sales	593.4	479.2
Gross profit	319.1	78.7
Other operating (income) expense	0.5	0.8
Exploration and business development	11.6	12.8
Operating earnings	307.0	65.1
Capital expenditures	332.6	419.7
Property, plant and equipment	1,079.6	928.1
Total assets	1,649.7	1,334.5
Operating segments | Round Mountain
Revenue
Metal sales	506.8	454.4
Cost of sales
Production cost of sales	328.3	357.7
Depreciation, depletion and amortization	193.2	157.2
Impairment (reversal) charge	(74.1)
Total cost of sales	447.4	514.9
Gross profit	59.4	(60.5)
Other operating (income) expense	(9.7)	4.1
Exploration and business development	54.1	35.7
Operating earnings	15.0	(100.3)
Capital expenditures	143.1	31.1
Property, plant and equipment	396.3	383.9
Total assets	688.5	731.1
Operating segments | Bald Mountain
Revenue
Metal sales	438.2	349.6
Cost of sales
Production cost of sales	220.3	223.5
Depreciation, depletion and amortization	143.0	107.8
Total cost of sales	363.3	331.3
Gross profit	74.9	18.3
Other operating (income) expense	0.9	1.2
Exploration and business development	6.0	3.2
Operating earnings	68.0	13.9
Capital expenditures	59.4	141.1
Property, plant and equipment	168.9	347.2
Total assets	$ 423.9	$ 513.0